Intangible Assets	9 Months Ended
Sep. 30, 2020
BigToken Inc [Member]
Intangible Assets

NOTE 4 – INTANGIBLE ASSETS

The components of intangible assets are as follows:

	September 30, 2020 (Unaudited)	December 31, 2019	December 31, 2018

Software	$1,843,000	$1,408,000	$660,000
Accumulated amortization	(924,000)	(539,000)	(191,000)
Intangible assets, net	$919,000	$869,000	$469,000

The carve-out statements of operations include both amortization expense directly identifiable as BIGToken’s and allocated amortization expense from SRAX, Inc. The following table summarizes the Company’s amortization expense for the periods indicated:

	Nine months ended		Years ended
	September 30, 2020 (Unaudited)	September 30, 2019 (Unaudited)	December 31, 2019	December 31, 2018
Directly identifiable as BIGToken’s	$385,000	$240,000	$348,000	$143,000
Allocated from SRAX, Inc.	290,000	340,000	510,000	210,000
Amortization expense	$675,000	$580,000	$858,000	$353,000

As of September 30, 2020 (unaudited), estimated amortization expense related to finite-lived intangibles for future years was as follows:

2020 (remaining three months)	$137,000
2021	471,000
2022	263,000
2023	48,000
Total estimated amortization expense	$919,000

As of September 30, 2020 (unaudited), December 31, 2019 and 2018, goodwill was $5,445,000 and there were no additions or impairments during the period ended September 30, 2020 (unaudited) and years ended December 31, 2019 and 2018.